THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
COMMON STOCK (91.9%)
AUSTRALIA (3.3%)
AMP Ltd. (Insurance)(s)+.........................        104,685   $   1,239,843
Brambles Industries Ltd. (Commercial
  Services)(s)...................................         46,102       1,006,649
Broken Hill Proprietary Co. Ltd. (Metals &
  Mining)(s).....................................        158,105       1,338,010
Foster's Brewing Group Ltd. (Food, Beverages &
  Tobacco)(s)....................................        481,505       1,177,520
Lend Lease Corp. Ltd. (Financial Services)(s)....         65,800       1,445,236
National Australia Bank Ltd. (Banking)(s)........        143,605       1,894,438
Pioneer International Ltd. (Building
  Materials)(s)+.................................        451,772         933,324
Telstra Corp. Ltd. (Telecommunication
  Services)(s)...................................        560,900       2,216,328
Westpac Banking Corp. Ltd. (Banking)(s)..........        223,121       1,350,916
WMC Ltd. (Metals & Mining)(s)....................        301,200       1,017,536
Woolworths Ltd. (Retail)(s)......................        323,000       1,131,582
                                                                   -------------
                                                                      14,751,382
                                                                   -------------
AUSTRIA (0.9%)
Bank Austria AG (Banking)(s).....................         70,422       3,831,711
                                                                   -------------

BELGIUM (0.4%)
PetroFina SA (Oil-Production)(s).................          5,000       1,858,953
                                                                   -------------

DENMARK (1.2%)
Danisco A/S (Food, Beverages & Tobacco)(s).......         39,400       2,177,787
GN Store Nord A/S (Telecommunications-
  Equipment)(s)..................................         78,700       2,600,027
Olicom A/S (Technology)(s)+......................         60,793         347,130
                                                                   -------------
                                                                       5,124,944
                                                                   -------------

FINLAND (0.6%)
MeritaNordbanken Oyj (Banking)(s)................        515,623       2,763,146
                                                                   -------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------

FRANCE (9.5%)
Carrefour SA (Retail)(s).........................          3,740   $   2,482,172
Compagnie de Saint Gobain (Building
  Materials)(s)..................................         11,334       1,676,580
Compagnie Financiere de Paribas (Financial
  Services)(s)...................................         62,115       4,565,113
Elf Aquitaine SA (Oil-Services)(s)...............         37,941       4,390,248
Groupe Danone (Food, Beverages & Tobacco)(s).....          7,900       2,088,422
Lagardere S.C.A. (Multi - Industry)(s)...........         46,300       1,863,040
Rhodia SA (Chemicals)(s)+........................        113,166       1,883,766
Rhone-Poulenc SA, A Shares (Chemicals)(s)........         49,700       2,271,744
Sanofi SA (Pharmaceuticals)(s)...................         10,568       1,654,556
Societe Generale
  (Banking)(s)...................................          8,750       1,157,350
STMicroelectronics NV (Electronics)(s)+..........         60,552       3,704,902
Total SA, B Shares (Oil-Services)(s).............         45,573       5,256,963
Union des Assurances Federales (Insurance)(s)....          8,560       1,070,602
Vivendi (Utilities)(s)...........................         34,847       7,957,860
                                                                   -------------
                                                                      42,023,318
                                                                   -------------

GERMANY (10.2%)
BASF AG (Chemicals)(s)...........................         57,100       2,420,285
Bilfinger & Berger Bau AG (Construction &
  Housing)(s)....................................         41,740         831,686
Deutsche Bank AG (Banking)(s)....................         33,700       2,095,851
Hochtief AG (Construction & Housing)(s)..........         27,800       1,015,532
HypoVereinsbank AG (Banking)(s)..................         43,811       3,478,581
Karstadt AG (Retail)(s)..........................          6,671       3,403,619
Merck KgAA (Pharmaceuticals)(s)..................         52,800       2,167,884
Muenchener Rueckversicherungs-Gesellschaft AG
  (Insurance)(s).................................         20,524       9,393,436
Muenchener Rueckversicherungs-Gesellschaft AG,
  New Shares (Insurance)(s)+.....................            808         367,854

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
GERMANY (CONTINUED)
RWE AG (Utilities)(s)............................         70,810   $   3,839,407
SAP AG (Computer Software)(s)....................          5,350       2,245,080
Schering AG (Pharmaceuticals)(s).................         11,700       1,378,983
SGL Carbon AG (Chemicals)(s).....................         24,600       1,945,807
Siemens AG (Electrical Equipment)(s).............         45,710       2,748,931
SKW Trostberg AG (Chemicals)(s)..................         31,000         765,558
VEBA AG (Utilities)(s)...........................         97,500       5,445,523
Volkswagen AG (Automotive)(s)....................         22,035       1,656,440
                                                                   -------------
                                                                      45,200,457
                                                                   -------------

HONG KONG (0.3%)
CLP Holdings Ltd. (Electric)(s)..................         81,000         459,683
Hutchison Whampoa Ltd. (Multi - Industry)(s).....         65,000         466,680
Sun Hung Kai Properties Ltd. (Real Estate)(s)....         71,000         493,497
                                                                   -------------
                                                                       1,419,860
                                                                   -------------

IRELAND (1.0%)
CRH PLC (Building Materials)(s)..................         78,200       1,145,590
Greencore Group PLC (Food, Beverages &
  Tobacco)(s)....................................        196,000         765,680
Irish Life PLC (Insurance)(s)....................        141,500       1,254,372
Jefferson Smurfit Group PLC (Forest Products &
  Paper)(s)......................................        842,500       1,392,453
                                                                   -------------
                                                                       4,558,095
                                                                   -------------

ITALY (5.1%)
Assicurazioni Generali SPA (Insurance)(s)........         89,300       3,199,796
Banca Fideuram SPA (Financial Services)(s).......        483,903       2,776,636
ENI SPA (Oil-Services)(s)........................        575,300       3,423,984
Instituto Bancario San Paolo di Torino SPA
  (Banking)(s)...................................         80,900       1,190,141
Mediaset SPA (Broadcasting & Publishing)(s)......        287,600       1,823,174
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
ITALY (CONTINUED)
Mediolanum SPA (Financial Services)(s)...........         60,400   $   1,504,284
Telecom Italia SPA - RNC (Telecommunication
  Services)(s)...................................      1,708,100       8,612,438
                                                                   -------------
                                                                      22,530,453
                                                                   -------------

JAPAN (14.2%)
Asahi Bank Ltd. (Banking)(s).....................        653,000       2,185,511
Bridgestone Corp. (Chemicals)(s).................         57,000       1,254,693
Canon, Inc. (Electronics)(s).....................         41,000         775,832
Dainippon Ink & Chemicals, Inc. (Chemicals)(s)...        273,000         655,988
DDI Corp. (Telecommunications)(s)................            648       1,890,728
Ebara Corp. (Machinery)(s).......................        147,000       1,110,133
Fanuc Ltd. (Machinery)(s)........................         34,300       1,030,237
Fujitsu Ltd. (Computer Systems)(s)...............        186,000       1,979,292
Honda Motor Co. Ltd. (Automotive)(s).............         75,000       2,252,706
Ito - Yokado Co. Ltd. (Retail)(s)................         37,000       2,159,165
Japan Tobacco, Inc. (Food, Beverages &
  Tobacco)(s)....................................            193       1,618,181
Kawasaki Steel Corp. (Metals & Mining)(s)........        924,000       1,466,962
Minebea Co. Ltd. (Capital Goods)(s)..............        150,000       1,409,550
Mitsubishi Chemical Corp. (Chemicals)(s).........        882,000       1,589,509
Mitsubishi Corp. (Wholesale & International
  Trade)(s)......................................        235,000       1,244,309
Mitsubishi Estate Co. Ltd. (Real Estate)(s)......        215,000       1,950,242
Mitsui Mining & Smelting Co. Ltd. (Metals &
  Mining)(s).....................................        179,000         812,613
Mitsui Trust & Banking Co. Ltd. (Banking)(s).....        569,696         743,125
Nichiei Co. Ltd. (Financial Services)(s).........         21,400       1,729,975
Nippon Telegraph & Telephone Corp.
  (Telecommunications)(s)........................            396       3,099,311

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
JAPAN (CONTINUED)
Nippon Yusen Kabushiki Kaisha (Transport &
  Services)(s)...................................        466,000   $   1,543,648
Nishimatsu Construction Co. Ltd. (Construction &
  Housing)(s)....................................        391,000       2,013,275
Nomura Securities Co. Ltd. (Financial
  Services)(s)...................................         70,000         528,635
NTT Mobile Communication Network, Inc.
  (Telecommunication Services)(s)................             21         758,711
Osaka Gas Co. Ltd. (Natural Gas)(s)..............        199,000         638,704
Pioneer Electronic Corp. (Electronics)(s)........         45,000         741,462
Ricoh Co. Ltd. (Electrical Equipment)(s).........        134,000       1,132,703
Rohm Co. Ltd. (Electrical Equipment)(s)..........         16,000       1,414,270
Sekisui Chemical Co. Ltd. (Chemicals)(s).........        176,000         959,095
Sony Corp. (Electronics)(s)......................         31,700       2,013,104
Sony Music Entertainment, Inc. (Entertainment,
  Leisure & Media)(s)............................         53,600       1,867,523
Sumitomo Trust & Banking Co. Ltd. (Banking)(s)...        420,000       1,171,407
Takashimaya Co. Ltd. (Retail)(s).................        132,000         992,323
Takeda Chemical Industries (Chemicals)(s)........        104,000       3,382,577
Takefuji Corp. (Financial Services)(s)...........         33,100       1,763,984
The Sanwa Bank Ltd. (Banking)(s).................         78,000         608,462
Tokyo Electric Power Co., Inc. (Electric)(s).....         59,200       1,498,714
Tokyo Electron Ltd. (Electronics)(s).............         41,000       1,333,516
Tokyo Steel Manufacturing Co. Ltd. (Metals &
  Mining)(s).....................................         60,000         272,899
Tostem Corp. (Construction & Housing)(s).........        130,000       2,020,398
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
JAPAN (CONTINUED)
Toyota Motor Corp. Ltd. (Automotive)(s)..........        107,000   $   2,571,088
West Japan Railway Co. (Railroads)(s)............            575       2,565,939
                                                                   -------------
                                                                      62,750,499
                                                                   -------------

NETHERLANDS (6.1%)
Heineken NV (Food, Beverages & Tobacco)(s).......         64,070       3,413,311
ING Groep NV (Financial Services)(s).............         40,000       1,936,094
Koninklijke Ahold NV (Retail)(s).................         42,221       1,403,842
Koninklijke Numico NV (Food, Beverages &
  Tobacco)(s)....................................         23,600         924,355
KPN NV (Telecommunication Services)(s)...........        106,078       4,123,442
Laurus NV (Retail)(s)............................         35,950         904,677
Moeara Enim Petroleum Maatschappij NV, New shares
  (Oil-Services)(s)..............................            110       2,238,073
Philips Electronics NV (Electronics)(s)..........         69,773       3,713,400
Royal Dutch Petroleum Co. (Oil-Services)(s)......         28,370       1,370,137
TNT Post Group NV (Transport & Services)(s)......         79,896       2,138,913
Vedior NV (Business & Public Services)(s)........         50,679       1,291,615
Vendex NV (Retail)(s)............................         51,357       1,306,145
Wolters Kluwer NV (Broadcasting &
  Publishing)(s).................................         11,151       2,161,327
                                                                   -------------
                                                                      26,925,331
                                                                   -------------

NEW ZEALAND (0.5%)
Fletcher Challenge Paper Division Ltd. (Forest
  Products & Paper)(s)...........................        961,800         611,030
Telecom Corp. of New Zealand Ltd.
  (Telecommunications)(s)........................        397,200       1,629,699
                                                                   -------------
                                                                       2,240,729
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
NORWAY (0.3%)
Nycomed Amersham PLC (Medical Supplies)(s).......        199,250   $   1,418,966
                                                                   -------------

PORTUGAL (0.6%)
Banco Pinto & Sotto Mayor SA (Banking)(s)........        148,139       2,841,310
                                                                   -------------

SPAIN (2.8%)
Acerinox SA (Metals & Mining)(s).................         36,500         821,223
Actividades de Construction y Servicios SA
  (Construction & Housing)(s)....................         54,800       1,745,560
Endesa SA (Electric)(s)..........................        124,100       3,121,940
Iberdrola SA (Electric)(s).......................        130,300       2,100,633
Telefonica SA (Telecommunications)(s)............        101,700       4,583,555
                                                                   -------------
                                                                      12,372,911
                                                                   -------------

SWEDEN (3.9%)
Astra AB, A Shares (Pharmaceuticals)(s)..........         63,500       1,027,618
Autoliv, Inc. (SDR) (Automotive Supplies)(s).....        158,900       5,285,240
Ericsson AB, B Shares (Telecommunications-
  Equipment)(s)..................................        184,500       4,154,096
Gambro AB, A Shares (Pharmaceuticals)(s).........         70,200         781,311
Skandia Forsakrings AB (Insurance)(s)............        110,899       1,411,621
Stora Kopparbergs Bergslags Aktiebolag AB, A
  Shares (Forest Products & Paper)(s)............        303,100       3,334,663
Volvo AB, B Shares (Automotive)(s)...............         54,900       1,183,422
                                                                   -------------
                                                                      17,177,971
                                                                   -------------

SWITZERLAND (9.0%)
ABB AG (Machinery)(s)............................          1,355       1,623,086
Nestle SA (Food, Beverages & Tobacco)(s).........          5,065      10,772,672
Novartis AG (Pharmaceuticals)(s).................          2,215       3,991,306
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
SWITZERLAND (CONTINUED)
Roche Holding AG (Pharmaceuticals)(s)............            657   $   7,666,091
Swiss Life (Insurance)(s)........................          2,280       1,372,284
Swisscom AG (Telecommunication Services)(s)+.....         13,400       4,542,229
UBS AG (Banking)(s)..............................         17,075       4,684,584
Zurich Allied AG (Insurance)(s)..................          8,900       5,409,304
                                                                   -------------
                                                                      40,061,556
                                                                   -------------

UNITED KINGDOM (22.0%)
Allied Zurich PLC (Insurance)(s)+................        126,550       1,513,203
Barclays PLC (Banking)(s)........................         84,000       1,810,484
Bass PLC (Food, Beverages & Tobacco)(s)..........        119,928       1,458,123
Billiton PLC (Metals & Mining)(s)................        340,300         834,904
British Airways PLC (Airlines)(s)................        197,000       1,431,835
British American Tobacco PLC (Food, Beverages &
  Tobacco)(s)+...................................         94,050         845,411
British Petroleum Co. PLC (Oil-Services)(s)......        354,654       5,208,844
British Sky Broadcasting Group PLC (Broadcasting
  & Publishing)(s)...............................        158,000       1,288,614
British Telecommunications PLC
  (Telecommunications)(s)........................        397,700       5,141,737
Burmah Castrol PLC (Oil-Production)(s)...........         30,200         455,183
Cable & Wireless PLC (Telecommunications)(s).....        347,300       3,896,875
Cadbury Schweppes PLC (Food, Beverages &
  Tobacco)(s)....................................        109,300       1,674,859
Compass Group PLC (Food, Beverages &
  Tobacco)(s)....................................        255,400       2,587,696
Diageo PLC (Food, Beverages & Tobacco)(s)........        263,961       2,851,257
Glaxo Wellcome PLC (Pharmaceuticals)(s)..........        258,300       8,028,590
Glynwed International PLC (Metals & Mining)(s)...        477,200       1,414,525

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
UNITED KINGDOM (CONTINUED)
Great Universal Stores PLC (Retail)(s)...........        201,000   $   2,161,066
Hays PLC (Commercial Services)...................         38,000         560,020
HSBC Holdings PLC (75p) (Banking)(s).............        146,700       3,439,498
Kingfisher PLC (Retail)(s).......................        210,200       1,846,355
Lloyds TSB Group PLC (Banking)(s)................        669,150       8,264,611
LucasVarity PLC (Automotive Supplies)(s).........        718,900       2,456,041
MEPC PLC (Real Estate)(s)........................        179,565       1,305,114
MFI Furniture Group PLC (Household
  Products)(s)...................................        973,334         603,116
National Power PLC (Electric)(s).................        228,589       1,986,825
Nycomed Amersham PLC (Medical Supplies)(s).......         66,264         465,529
Ocean Group PLC (Transport & Services)(s)........         63,000         684,207
Pearson PLC (Broadcasting & Publishing)(s).......         55,000         959,770
Pilkington PLC (Building Materials)(s)...........        732,000         809,081
PowerGen PLC (Electric)(s).......................         36,000         509,444
Prudential Corp. PLC (Insurance)(s)..............        236,000       3,070,930
Racal Electronic PLC (Telecommunications-
  Equipment)(s)..................................        182,600         828,718
Rank Group PLC (Entertainment, Leisure &
  Media)(s)......................................        113,000         465,533
Reed International PLC (Broadcasting &
  Publishing)(s).................................         58,000         491,005
RMC Group PLC (Building Materials)(s)............         97,000       1,380,790
Royal & Sun Alliance Insurance Group PLC
  (Insurance)(s).................................        269,000       2,464,203
Royal Bank of Scotland Group PLC (Banking)(s)....        134,300       1,781,304
Sainsbury (J.) PLC (Retail)(s)...................        307,000       2,714,621
Shell Transport & Trading Co. PLC
  (Oil-Services)(s)..............................        139,200         841,557
              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
UNITED KINGDOM (CONTINUED)
Smith & Nephew PLC (Medical Supplies)(s).........        185,000   $     514,300
SmithKline Beecham PLC (Pharmaceuticals)(s)......        285,700       3,574,109
Tomkins PLC (Multi - Industry)(s)................        350,000       1,620,691
Unilever PLC (Food, Beverages & Tobacco)(s)......        248,000       2,491,953
Vickers PLC (Capital Goods)(s)...................        163,866         458,292
Vodafone Group PLC (Telecommunications)(s).......        336,600       4,509,631
Zeneca Group PLC (Pharmaceuticals)(s)............        104,400       4,010,798
                                                                   -------------
                                                                      97,711,252
                                                                   -------------
  TOTAL COMMON STOCK (COST $354,073,259).........                    407,562,844
                                                                   -------------
CONVERTIBLE PREFERRED STOCKS (0.1%)
JAPAN (0.1%)
AB International Cayman Trust, 0.500% (Banking)
  (cost $340,223)................................     56,000,000         371,246
                                                                   -------------

PREFERRED STOCK (1.4%)
AUSTRALIA (0.5%)(S)
News Corp. Ltd. (Broadcasting & Publishing)(s)...        373,963       2,238,611
                                                                   -------------

GERMANY (0.9%)
ProSieben Media AG (Broadcasting &
  Publishing)(s).................................         39,160       2,009,809
ProSieben Media Aktiengesell (ADR)(144A)
  (Broadcasting & Publishing)(s)+................          6,764         173,578
Volkswagen AG (Automotive)(s)....................         37,161       1,745,662
                                                                   -------------
                                                                       3,929,049
                                                                   -------------
  TOTAL PREFERRED STOCK (COST $6,116,451)........                      6,167,660
                                                                   -------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

              SECURITY DESCRIPTION                    SHARES           VALUE
-------------------------------------------------  -------------   -------------
WARRANTS (0.0%)*
GERMANY (0.0%)*
Muenchener Rueckversicherungs-Gesellschaft AG,
  Expiring 06/03/02 (Insurance)(s)+..............            808   $      35,127
                                                                   -------------

                                                     PRINCIPAL
                                                      AMOUNT
                                                   -------------
CONVERTIBLE BONDS (1.1%)
                                                        (IN JPY)
                                                   -------------
JAPAN (1.1%)
Sanwa International Finance Trust, 1.250% due
  07/31/05 (Financial Services)..................    204,000,000       1,352,396
Yamanouchi Pharmaceutical Co. Ltd., 1.250% due
  03/31/14 (Commercial Services).................    250,000,000       3,615,056
                                                                   -------------
                                                                       4,967,452
                                                                   -------------
  TOTAL CONVERTIBLE BONDS (COST $4,311,410)......                      4,967,452
                                                                   -------------

SHORT-TERM INVESTMENTS (0.5%)
EURO DOLLAR TIME DEPOSITS (0.3%)

                                                        (IN USD)
                                                   -------------
State Street Bank Euro Dollar, 4.000% due
  11/02/98.......................................      1,376,000       1,376,000
                                                                   -------------

                                                     PRINCIPAL
              SECURITY DESCRIPTION                    AMOUNT           VALUE
-------------------------------------------------  -------------   -------------

U.S. TREASURY OBLIGATIONS (0.2%)
Bills, 4.410%(y) due 02/04/99(s).................  $   1,030,000   $   1,017,408
                                                                   -------------
  TOTAL SHORT-TERM INVESTMENTS (COST
   $2,393,408)...................................                      2,393,408
                                                                   -------------
TOTAL INVESTMENTS (COST $367,234,751) (95.0%)...................
                                                                     421,497,737
OTHER ASSETS IN EXCESS OF LIABILITIES (5.0%)....................
                                                                      21,976,881
                                                                   -------------
NET ASSETS (100.0%).............................................   $ 443,474,618
                                                                   -------------
                                                                   -------------

------------------------------
Note: Based on the cost of investments of $369,348,228 for federal income tax purposes at October 31, 1998, the aggregate gross unrealized appreciation and depreciation was $83,635,150 and $31,485,641, respectively, resulting in a net unrealized appreciation of investments of $52,149,509.

+ - Non-income producing security.

(s) - Security is fully or partially segregated with custodian as collateral for futures contracts or with broker as initial margin for future contracts. $171,409,246 of the market value has been segregated.

(y) - Yield to maturity.

* - Less than 0.1%.

144A - Securities restricted for resale to Qualified Institutional Buyers.

ADR - American Depositary Receipt.

SDR - Swedish Depositary Receipt.

JPY - Japanese Yen.

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
SCHEDULE OF INVESTMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

INDUSTRY DIVERSIFICATION

                                                       PERCENT OF
                                                    TOTAL INVESTMENTS
                                                    -----------------
Banking...........................................        11.2%
Food, Beverage & Tobacco..........................         8.3%
Pharmaceuticals...................................         8.2%
Insurance.........................................         7.6%
Telecommunications................................         5.9%
Oil - Services....................................         5.4%
Retail............................................         4.9%
Telecommunication Services........................         4.8%
Financial Services................................         4.2%
Chemicals.........................................         4.1%
Utilities.........................................         4.1%
Electronics.......................................         2.9%
Broadcasting & Publishing.........................         2.6%
Electric..........................................         2.3%
Automotive........................................         2.2%
Metals & Mining...................................         1.9%
Automotive Supplies...............................         1.8%
Construction & Housing............................         1.8%
Telecommunications Equipment......................         1.8%
Building Materials................................         1.4%
Electrical Equipment..............................         1.3%
Forest Products & Paper...........................         1.3%
Commercial Services...............................         1.2%
Transport and Services............................         1.0%
Machinery.........................................         0.9%
Multi - Industry..................................         0.9%
Real Estate.......................................         0.9%
Entertainment, Leisure & Media....................         0.6%
Medical Supplies..................................         0.6%
Oil- Production...................................         0.6%
Railroads.........................................         0.6%
Computer Software.................................         0.5%
Computer Systems..................................         0.5%
Capital Goods.....................................         0.4%
Airlines..........................................         0.3%
Business and Public Services......................         0.3%
Wholesale & International Trade...................         0.3%
Natural Gas.......................................         0.2%
Household Products................................         0.1%
Technology........................................         0.1%
                                                    -----------------
                                                         100.0%
                                                    -----------------
                                                    -----------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
OCTOBER 31, 1998
--------------------------------------------------------------------------------

ASSETS
Investments at Value (Cost $367,234,751)           $421,497,737
Cash                                                        997
Foreign Currency at Value (Cost $11,593,010)         11,485,353
Receivable for Investments Sold                      15,586,255
Foreign Tax Reclaim Receivable                        1,557,268
Dividends and Interest Receivable                       670,300
Unrealized Appreciation of Forward Foreign
  Currency Contracts                                    612,602
Variation Margin Receivable                             190,014
Prepaid Trustees' Fees                                    1,717
Prepaid Expenses and Other Assets                        27,610
                                                   ------------
    Total Assets                                    451,629,853
                                                   ------------
LIABILITIES
Payable for Investments Purchased                     7,343,440
Unrealized Depreciation of Forward Foreign
  Currency Contracts                                    307,543
Advisory Fee Payable                                    218,318
Administrative Services Fee Payable                      10,244
Administration Fee Payable                                  620
Fund Services Fee Payable                                   360
Accrued Expenses                                        274,710
                                                   ------------
    Total Liabilities                                 8,155,235
                                                   ------------
NET ASSETS
Applicable to Investors' Beneficial Interests      $443,474,618
                                                   ------------
                                                   ------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF OPERATIONS
FOR THE FISCAL YEAR ENDED OCTOBER 31, 1998
--------------------------------------------------------------------------------

INVESTMENT INCOME
Dividend Income (Net of Foreign Withholding Tax
  of $1,420,773)                                                 $10,371,416
Interest Income (Net of Foreign Withholding Tax
  of $678)                                                           871,981
                                                                 -----------
    Investment Income                                             11,243,397
EXPENSES
Advisory Fee                                       $ 3,581,301
Custodian Fees and Expenses                            863,871
Administrative Services Fee                            174,789
Professional Fees and Expenses                          59,515
Fund Services Fee                                       18,453
Administration Fee                                      11,630
Trustees' Fees and Expenses                              8,927
Printing Expenses                                        7,747
Insurance Expense                                        5,077
                                                   -----------
    Total Expenses                                                 4,731,310
                                                                 -----------
NET INVESTMENT INCOME                                              6,512,087
NET REALIZED GAIN (LOSS) ON
  Investment Transactions                           (4,859,011)
  Futures Contracts                                  2,669,910
  Foreign Currency Transactions                      6,975,152
                                                   -----------
    Net Realized Gain                                              4,786,051
NET CHANGE IN UNREALIZED APPRECIATION OF
  Investments                                       19,661,891
  Futures Contracts                                  2,563,119
  Foreign Currency Contracts and Translations          155,398
                                                   -----------
    Net Change in Unrealized Appreciation                         22,380,408
                                                                 -----------
NET INCREASE IN NET ASSETS RESULTING FROM
  OPERATIONS                                                     $33,678,546
                                                                 -----------
                                                                 -----------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                    FOR THE FISCAL     FOR THE FISCAL
                                                      YEAR ENDED         YEAR ENDED
                                                   OCTOBER 31, 1998   OCTOBER 31, 1997
                                                   ----------------   ----------------
DECREASE IN NET ASSETS
FROM OPERATIONS
Net Investment Income                              $     6,512,087    $    13,010,955
Net Realized Gain on Investments, Futures and
  Foreign Currency Contracts and Transactions            4,786,051         29,988,650
Net Change in Unrealized Appreciation
  (Depreciation) of Investments, Futures and
  Foreign Currency Contracts and Translations           22,380,408         (4,366,805)
                                                   ----------------   ----------------
    Net Increase in Net Assets Resulting from
      Operations                                        33,678,546         38,632,800
                                                   ----------------   ----------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS
Contributions                                          190,933,942        151,295,413
Withdrawals                                           (544,746,196)      (353,091,842)
                                                   ----------------   ----------------
    Net Decrease from Investors' Transactions         (353,812,254)      (201,796,429)
                                                   ----------------   ----------------
    Total Decrease in Net Assets                      (320,133,708)      (163,163,629)
NET ASSETS
Beginning of Fiscal Year                               763,608,326        926,771,955
                                                   ----------------   ----------------
End of Fiscal Year                                 $   443,474,618    $   763,608,326
                                                   ----------------   ----------------
                                                   ----------------   ----------------

--------------------------------------------------------------------------------
SUPPLEMENTARY DATA
--------------------------------------------------------------------------------

                                                      FOR THE FISCAL YEAR ENDED
                                                             OCTOBER 31,
                                                   --------------------------------
                                                   1998   1997   1996   1995   1994
                                                   ----   ----   ----   ----   ----
RATIOS TO AVERAGE NET ASSETS
  Expenses                                         0.79%  0.77%  0.79%  0.82%  0.95%
  Net Investment Income                            1.09%  1.47%  1.39%  1.31%  0.93%
Portfolio Turnover                                   74%    67%    57%    59%    56%

------------------------

The Accompanying Notes are an Integral Part of the Financial Statements.

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
OCTOBER 31, 1998
--------------------------------------------------------------------------------

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The International Equity Portfolio (the "portfolio") is registered under the Investment Company Act of 1940, as amended, as a no-load, diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The portfolio's investment objective is to provide a high total return from a portfolio of equity securities of foreign companies. The portfolio commenced operations on October 4, 1993 and received a contribution of certain assets and liabilities, including securities, with a value of $160,213,973 on that date from The Pierpont International Equity Fund, Inc. in exchange for a beneficial interest in the portfolio. At that date, net unrealized appreciation of $11,116,204 was included in the contributed securities. The Declaration of Trust permits the trustees to issue an unlimited number of beneficial interests in the portfolio.

Investments in international markets may involve certain considerations and risks not typically associated with investments in the United States. Future economic and political developments in foreign countries could adversely affect the liquidity or value, or both, of such securities in which the portfolio is invested. The ability of the issuers of debt securities held by the portfolio to meet their obligations may be affected by economic and political developments in a specific industry or region.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual amounts could differ from those estimates. The following is a summary of the significant accounting policies of the portfolio:

   a) The value of each security for which readily available market quotations exist is based on a decision as to the broadest and most representative market for such security. The value of such security will be based either on the last sale price on a national securities exchange, or, in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchanges. Securities listed on a foreign exchange are valued at the last quoted sale price available before the time when net assets are valued. Unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market. Securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by the portfolio's trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All short-term portfolio securities with a remaining maturity of less than 60 days are valued by the amortized cost method.

      Trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the domestic market and may also take place on days on which the domestic market is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the portfolio's trustees.

   b) The books and records of the portfolio are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and foreign currency contracts are translated at the prevailing

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------
      exchange rates at the end of the period. Purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions.Translation gains and losses resulting from changes in the exchange rates during the reporting period and gains and losses realized upon settlement of foreign currency transactions are reported in the Statement of Operations. Although the net assets of the portfolio are presented at the exchange rates and market values prevailing at the end of the period, the portfolio does not isolate the portion of the results of operations arising as a result of changes in foreign exchange rates from the fluctuations arising from changes in the market prices of securities during the period.

   c) Securities transactions are recorded on a trade-date basis. Dividend income is recorded on the ex-dividend date or at the time that the relevant ex-dividend date and amount become known. Interest income, which includes the amortization of premiums and discounts, if any, is recorded on an accrual basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

   d) The portfolio may enter into forward and spot foreign currency contracts to protect securities and related receivables and payables against fluctuations in future foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate. Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform.

      The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily at the current foreign exchange rates, and the change in the market value is recorded by the portfolio as unrealized appreciation or depreciation of forward foreign currency contract translations. At October 31, 1998, the portfolio had open forward currency contracts as follows:

      SUMMARY OF OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   CONTRACTUAL    VALUE AT     APPRECIATION/
                                                      VALUE       10/31/98     (DEPRECIATION)
                                                   -----------   -----------   --------------
PURCHASE CONTRACTS
British Pound 4,205,597, expiring 1/22/99........  $ 7,125,088   $ 7,014,179   $    (110,909)
French Franc 23,000,000, expiring 1/22/99........    4,175,744     4,155,165         (20,579)
German Mark 2,332,584 for HKD 11,000,000,
 expiring 1/22/99................................    1,415,822     1,413,781          (2,041)
Hong Kong Dollar 38,867,605, expiring 1/22/99....    5,009,357     5,002,692          (6,665)
Japanese Yen 354,040,000 for GBP 1,802,143,
 expiring 1/22/99................................    3,005,650     3,076,336          70,686
Japanese Yen 2,717,713,864, expiring 1/22/99.....   23,764,280    23,614,848        (149,432)
Netherlands Guilder 1,801,748, expiring
 1/22/99.........................................      983,218       969,086         (14,132)
Swiss Franc 1,332,004, expiring 1/22/99..........      996,337       992,699          (3,638)

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

                                                                 U.S. DOLLAR   NET UNREALIZED
                                                   SETTLEMENT     VALUE AT     APPRECIATION/
                                                      VALUE       10/31/98     (DEPRECIATION)
                                                   -----------   -----------   --------------
SALES CONTRACTS
Australian Dollar 7,064,429, expiring
 1/22/99.........................................    4,473,903     4,401,503          72,400
British Pound 2,808,568, expiring 1/22/99........    4,754,631     4,684,187          70,444
German Mark, 24,315,650, expiring 1/22/99........   14,938,057    14,737,740         200,317
New Zealand Dollar 3,887,563, expiring 1/22/99...    2,090,343     2,061,749          28,594
Swedish Krona 18,700,000, expiring 1/22/99.......    2,413,152     2,399,293          13,859
Swiss Franc 9,539,754, expiring 1/22/99..........    7,265,824     7,109,669         156,155
                                                                               --------------
Net Unrealized Appreciation on Forward Foreign
 Currency Contracts..............................                              $     305,059
                                                                               --------------
                                                                               --------------

   e) Futures--A futures contract is an agreement to purchase/sell a specified quantity of an underlying instrument at a specified future date or to make/receive a cash payment based on the value of a securities index. The price at which the purchase and sale will take place is fixed when the portfolio enters into the contract. Upon entering into such a contract, the portfolio is required to pledge to the broker an amount of cash and/or liquid securities equal to the minimum "initial margin" requirements of the exchange. Pursuant to the contract, the portfolio agrees to receive from, or pay to, the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments are known as "variation margin" and are recorded by the portfolio as unrealized gains or losses. When the contract is closed, the portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time when it was closed. The portfolio invests in futures contracts for the purpose of hedging its existing portfolio securities, or securities the portfolio intends to purchase, against fluctuations in value caused by changes in prevailing market interest rates or securities movements. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets, and the possible inability of counterparties to meet the terms of their contracts. Futures contracts at October 31, 1998 are summarized as follows:

                                                                    NET UNREALIZED   PRINCIPAL AMOUNT
                                                   CONTRACTS LONG    APPRECIATION      OF CONTRACTS
                                                   --------------   --------------   ----------------
Australian All Ord. Index, expiring December
 1998............................................             43    $      40,114    $     1,767,558
CAC 40 Index, expiring November 1998.............             25           13,145            780,789
DAX Index, expiring December 1998................              3           25,850            827,830
FTSE 100 Index, expiring December 1998...........             48          116,262          4,285,335
Hang Seng Index, expiring November 1998..........             34            8,922          2,234,098
IBEX Plus Index, expiring December 1998..........             16          131,555            869,232
                                                   --------------   --------------   ----------------
Totals...........................................            169    $     335,848    $    10,764,842
                                                   --------------   --------------   ----------------
                                                   --------------   --------------   ----------------

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------

   f) The portfolio intends to be treated as a partnership for federal income tax purposes. As such, each investor in the portfolio will be taxed on its share of the portfolio's ordinary income and capital gains. It is intended that the portfolio's assets will be managed in such a way that an investor in the portfolio will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code. The portfolio earns foreign income which may be subject to foreign withholding taxes at various rates.

2. TRANSACTIONS WITH AFFILIATES

   a) Prior to October 1, 1998, the portfolio had an Investment Advisory Agreement with Morgan Guaranty Trust Company of New York ("Morgan"), a wholly owned subsidiary of J.P. Morgan & Co. Incorporated ("J.P. Morgan"). Under the terms of the agreement, the portfolio paid Morgan at an annual rate of 0.60% of the portfolio's average daily net assets. Effective October 1, 1998, the portfolio's Investment Advisor is J.P. Morgan Investment Management Inc.("JPMIM"), an affilliate of Morgan and a wholly owned subsidiary of J.P. Morgan, and the terms of the agreement will remain the same. For the fiscal year ended October 31, 1998, such fees amounted to $3,581,301

   b) The portfolio has retained Funds Distributor, Inc. ("FDI"), a registered broker-dealer, to serve as the co-administrator and exclusive placement agent for the portfolio. Under a Co-Administration Agreement between FDI and the portfolio, FDI provides administrative services necessary for the operation of the portfolio, furnishes office space and facilities required for conducting the business of the portfolio and pays the compensation of the officers affiliated with FDI. The portfolio has agreed to pay FDI fees equal to its allocable share of an annual complex-wide charge of $425,000 plus FDI's out-of-pocket expenses. The amount allocable to the portfolio is based on the ratio of the portfolio's net assets to the aggregate net assets of the portfolio and certain other investment companies subject to similar agreements with FDI. For the fiscal year ended October 31, 1998, the fee for these services amounted to $11,630.

   c) The portfolio has an Administrative Services Agreement (the "Services Agreement") with Morgan under which Morgan is responsible for certain aspects of the administration and operation of the portfolio. Under the Services Agreement, the portfolio has agreed to pay Morgan a fee equal to its allocable share of an annual complex-wide charge. This charge is calculated based on the aggregate average daily net assets of the portfolio and other portfolios for which JPMIM acts as investment advisor (the "master portfolios") and J.P. Morgan Series Trust (formerly JPM Series Trust) in accordance with the following annual schedule: 0.09% on the first $7 billion of their aggregate average daily net assets and 0.04% of their aggregate average daily net assets in excess of $7 billion less the complex-wide fees payable to FDI. The portion of this charge payable by the portfolio is determined by the proportionate share that its net assets bear to the net assets of the master portfolios, other investors in the master portfolios for which Morgan provides similar services, and J.P. Morgan Series Trust. For the fiscal year ended October 31, 1998, the fee for these services amounted to $174,789.

   d) The portfolio has a Fund Services Agreement with Pierpont Group, Inc. ("Group") to assist the trustees in exercising their overall supervisory responsibilities for the portfolio's affairs. The trustees of

THE INTERNATIONAL EQUITY PORTFOLIO
NOTES TO FINANCIAL STATEMENTS (CONTINUED)
OCTOBER 31, 1998
--------------------------------------------------------------------------------
      the portfolio represent all the existing shareholders of Group. The portfolio's allocated portion of Group's costs in performing its services amounted to $18,453 for the fiscal year ended October 31, 1998.

   e) An aggregate annual fee of $75,000 is paid to each trustee for serving as a trustee of the J.P. Morgan Funds, the J.P. Morgan Institutional Funds, the master portfolios and J.P. Morgan Series Trust. The Trustees' Fees and Expenses shown in the financial statements represent the portfolio's allocated portion of the total fees and expenses. The portfolio's Chairman and Chief Executive Officer also serves as Chairman of Group and received compensation and employee benefits from Group in his role as Group's Chairman. The allocated portion of such compensation and benefits included in the Fund Services Fee shown in the financial statements was $3,875.

3. INVESTMENT TRANSACTIONS

Investment transactions (excluding short-term investments) for the fiscal year ended October 31, 1998 were as follows:

              COST OF           PROCEEDS
             PURCHASES         FROM SALES
          -----------------   ------------
          $416,298,269......  $744,057,744

4. CREDIT AGREEMENT

The portfolio is party to a revolving line of credit agreement (the "Agreement") as discussed more fully in Note 4 of the fund's Notes to the Financial Statements which are included elsewhere in this report.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Trustees and Investors of
The International Equity Portfolio

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of The International Equity Portfolio (the "portfolio") at October 31, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the supplementary data for each of the five years in the period then ended, in conformity with generally accepted accounting principles. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at October 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.

PricewaterhouseCoopers LLP
New York, New York
December 17, 1998